Cover	Jun. 02, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to the Current Report on Form 8-K filed by Rubicon Technologies, Inc. (the “Company”) with the Securities and Exchange Commission on June 8, 2023 (the “Original Form 8-K”) is solely to correct a typographical error in Item 3.02 Unregistered Sales of Equity Securities. The total amount of warrants issued by the Company to various lenders, pursuant to the Warrant Agreement filed as Exhibit 4.1 to the Original Form 8-K, was 16,972,829 warrants. No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 02, 2023
Entity File Number	001-40910
Entity Registrant Name	Rubicon Technologies, Inc.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	335 Madison Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(844)
Local Phone Number	479-1507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RBT
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RBT WS
Security Exchange Name	NYSE